JUNE 3, 2026

SUPPLEMENT TO

THE SUMMARY PROSPECTUSES AND PROSPECTUSES SET FORTH BELOW,

EACH AS SUPPLEMENTED AND/OR RESTATED TO DATE

THE HARTFORD MUTUAL FUNDS, INC., SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED FEBRUARY 27, 2026

The Hartford Balanced Income Fund	The Hartford Capital Appreciation Fund
The Hartford Checks and Balances Fund	Hartford Climate Opportunities Fund
The Hartford Conservative Allocation Fund	Hartford Core Equity Fund
The Hartford Dividend and Growth Fund	Hartford Dynamic Bond Fund
Hartford Emerging Markets Equity Fund	The Hartford Emerging Markets Local Debt Fund
The Hartford Equity Income Fund	The Hartford Floating Rate Fund
Hartford Global Impact Fund	The Hartford Healthcare Fund
The Hartford High Yield Fund	The Hartford Inflation Plus Fund
Hartford International Equity Fund	The Hartford International Growth Fund
The Hartford International Opportunities Fund	The Hartford International Value Fund
Hartford Low Duration High Income Fund	The Hartford MidCap Fund
The Hartford MidCap Value Fund	Hartford Moderate Allocation Fund
Hartford Moderately Aggressive Allocation Fund	Hartford Multi-Asset Income Fund
The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund
Hartford Real Asset Fund	The Hartford Short Duration Fund
Hartford Small Cap Value Fund	The Hartford Small Company Fund
The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund
The Hartford Total Return Bond Fund	The Hartford World Bond Fund

THE HARTFORD MUTUAL FUNDS II, INC., SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED FEBRUARY 27, 2026

The Hartford Growth Opportunities Fund	The Hartford Small Cap Growth Fund
Hartford Schroders Core Fixed Income Fund	Hartford Schroders Diversified Opportunities Fund
Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund
Hartford Schroders International Stock Fund	Hartford Schroders Tax-Aware Bond Fund
Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund

HARTFORD FUNDS EXCHANGE-TRADED TRUST, SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED SEPTEMBER 15, 2025, NOVEMBER 26, 2025, DECEMBER 10, 2025 and MAY 27, 2026

Hartford AAA CLO ETF	Hartford Alpha Capture Growth ETF
Hartford Alpha Capture Value ETF	Hartford Core Bond ETF
Hartford Dynamic Bond ETF	Hartford Equity Premium Income ETF
Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF
Hartford Strategic Income ETF	Hartford Schroders Tax-Aware Bond ETF
Hartford Total Return Bond ETF

LATTICE STRATEGIES TRUST, SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED NOVEMBER 26, 2025

Hartford Disciplined US Equity ETF

Hartford Multifactor Developed Markets (ex-US) ETF

Hartford Multifactor Emerging Markets ETF

Hartford Multifactor Small Cap ETF

Hartford Multifactor US Equity ETF

Hartford US Quality Growth ETF

Hartford US Value ETF

HV-7792/HV-7792ETF	June 2026

HARTFORD SERIES FUND, INC., SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED APRIL 30, 2026

Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund
Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Hartford MidCap HLS Fund	Hartford Small Company HLS Fund
Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund
Hartford Ultrashort Bond HLS Fund	Hartford Small Cap Growth HLS Fund

This Supplement contains new and additional information regarding all series of each registered investment company listed above and should be read in connection with your Summary Prospectuses and Prospectuses.

On June 3, 2026, The Hartford Insurance Group, Inc. (“The Hartford”) and Wellington Management Company LLP (“Wellington”) announced that they had reached a definitive agreement under which Wellington Investment Advisors Holdings, LLP (“WIAH”), Wellington’s corporate parent, will acquire Hartford Funds Management Group, Inc. (“HFMG”) and certain affiliates (including Hartford Funds Management Company, LLC (“HFMC”)), a leading provider of investment solutions for the wealth management market. Upon closing, HFMG will be integrated into Wellington’s U.S. Wealth business, one of the world’s largest asset management firms with over $1 trillion in assets under management. This transaction will allow Wellington to offer advisors and investors broader investment capabilities, a deeper distribution platform, and more integrated support across the wealth management landscape.

The resulting company will be wholly owned by Wellington and will operate under the Wellington name. The transaction has been approved by both The Hartford and Wellington and is expected to close in the first quarter of 2027.

Following the closing of the above transaction, HFMC or an affiliate will continue to serve as the investment adviser or manager to each Fund listed above contingent upon the approval of each Fund’s Board of Directors or Trustees and each Fund’s shareholders.

This Supplement should be retained with your Summary Prospectuses and Prospectuses for future reference.

HV-7792/HV-7792ETF	June 2026